Business combinations and disposals - Disposal of Subsidiary (Details) - CreditGuard - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	May 31, 2020
Additional Disclosures By Disposal Groups [Line Items]
Consideration received		$ 21,108
Adjustments included in consideration		1,108
Impairment on measurement at fair value less cost to sell	$ 338
Disposal, Balance Sheet Disclosures [Abstract]
Goodwill		7,664
Intangible assets		9,689
Trade and other receivables		1,673
Other assets		1,864
Assets disposed		20,890
Accounts payable and accrued liabilities		779
Other liabilities		728
Liabilities disposed		1,507
Cash proceeds, net of $2,063 in cash		19,045
Cash included in disposal		$ 2,063